Short-Term Investments	12 Months Ended
Dec. 31, 2015
Short-Term Investments

5. SHORT-TERM INVESTMENTS

	December 31
	2014	2015
	US$	US$
Trading securities	703	681
Held-to-maturity investments	—	4,000

	703	4,681

The Company classified certain short-term investments as trading securities in 2013, 2014 and 2015. Realized gains on sales of these trading securities were US$4 thousand, US$4 thousand and US$3 thousand for the years ended December 31, 2013, 2014 and 2015, respectively. The amount of unrealized losses related to trading securities at year end was nil for the years ended December 31, 2013, 2014 and 2015, respectively. Structured notes matured in May 2013 and the Company recognized the gain of US$118 thousand.

The held-to-maturity investments are senior notes. In July 2015, the Company purchased senior notes which will be matured in July 2016 with a coupon rate of 1.65% and an effective interest rate of 1.65%, at par value of US$4,000 thousand.